Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Diversified Fixed Income Allocation ETF
THRID QUARTER REPORT
July 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Diversified Fixed Income Allocation ETF | 2025
Corporate Bonds   44.2%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
Axon Enterprise, Inc.
6.125%, 03/15/30
(a)
300,000 306,956
Boeing Co. (The)
6.528%, 05/01/34 530,000 576,729
L3Harris Technologies, Inc.
5.400%, 07/31/33 352,000 361,358
Northrop Grumman Corp.
4.900%, 06/01/34 250,000 248,647
RTX Corp.
5.150%, 02/27/33 400,000 408,595
Spirit AeroSystems , Inc.
9.375%, 11/30/29
(a)
524,000 554,217
Textron, Inc.
6.100%, 11/15/33 100,000 106,420
TransDigm , Inc.
6.375%, 03/01/29
(a)
550,000 563,001
6.625%, 03/01/32
(a)
1,000,000 1,028,624
Total 4,154,547
Airlines 0.8%
Air Canada
3.875%, 08/15/26
(a)
459,000 454,395
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
192,500 192,284
5.750%, 04/20/29
(a)
1,028,000 1,027,605
Avianca Midco 2 PLC
9.625%, 02/14/30
(a)
500,000 465,131
JetBlue Airways Corp. / JetBlue Loyalty LP
9.875%, 09/20/31
(a)
696,000 673,136
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
6.375%, 02/01/30
(a)
300,000 283,415
Total 3,095,966
Apartment REIT 0.1%
American Homes 4 Rent LP
5.500%, 02/01/34 250,000 254,100
Essex Portfolio LP
3.000%, 01/15/30 167,000 155,887
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 110,000 93,337
Total 503,324
Automotive 1.0%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
204,000 186,074
Clarios Global LP / Clarios US Finance Co.
6.750%, 02/15/30
(a)
300,000 308,808
Ford Motor Co.
3.250%, 02/12/32 479,000 405,911
General Motors Financial Co., Inc.
5.950%, 04/04/34 100,000 101,632
6.100%, 01/07/34 300,000 309,553
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 286,000 277,452
Nissan Motor Co. Ltd.
4.345%, 09/17/27
(a)
795,000 774,424
4.810%, 09/17/30
(a)
701,000 643,669
Tenneco, Inc.
8.000%, 11/17/28
(a)
711,000 705,824
Total 3,713,347
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Banking 1.7%
Ally Financial, Inc.
6.184%, (SOFRRATE + 2.290%),
07/26/35
(b)
240,000 245,489
American Express Co.
5.625%, (SOFRRATE + 1.930%),
07/28/34
(b)
123,000 126,093
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US 1 Year CMT T-Note +
1.950%), 03/13/35
(b)
400,000 416,159
Banco Santander SA
6.350%, 03/14/34 200,000 210,049
6.921%, 08/08/33 200,000 217,868
Barclays
6.224%, (SOFRRATE + 2.980%),
05/09/34
(b)
500,000 530,827
Capital One Financial Corp.
5.817%, (SOFRRATE + 2.600%),
02/01/34
(b)
246,000 254,122
6.377%, (SOFRRATE + 2.860%),
06/08/34
(b)
250,000 266,521
Citigroup, Inc.
5.827%, (SOFRRATE + 2.056%),
02/13/35
(b)
250,000 254,259
6.020%, (SOFRRATE + 1.830%),
01/24/36
(b)
244,000 250,687
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
250,000 261,545
Citizens Financial Group, Inc.
2.638%, 09/30/32 78,000 65,609
6.645%, (SOFRRATE + 2.325%),
04/25/35
(b)
150,000 162,274
Comerica, Inc.
5.982%, (SOFRRATE + 2.155%),
01/30/30
(b)
58,000 59,662
Deutsche Bank AG/New York NY
5.403%, (SOFRRATE + 2.050%),
09/11/35
(b)
200,000 199,383
7.079%, (SOFRRATE + 3.650%),
02/10/34
(b)
250,000 269,749
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(b)
250,000 258,941
HSBC Holdings PLC
6.547%, (SOFRRATE + 2.980%),
06/20/34
(b)
500,000 530,829
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
200,000 167,690
KeyBank NA/Cleveland OH
5.000%, 01/26/33 250,000 247,541
Lloyds Banking Group PLC
6.068%, (US 1 Year CMT T-Note +
1.600%), 06/13/36
(b)
200,000 204,967
7.953%, (US 1 Year CMT T-Note +
3.750%), 11/15/33
(b)
200,000 229,442
M&T Bank Corp.
5.053%, (SOFRRATE + 1.850%),
01/27/34
(b)
275,000 270,986

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Morgan Stanley
5.942%, (US 5 Year CMT T-Note +
1.800%), 02/07/39
(b)
250,000 258,459
5.948%, (US 5 Year CMT T-Note +
2.430%), 01/19/38
(b)
250,000 258,489
Regions Financial Corp.
5.502%, (SOFRRATE + 2.060%),
09/06/35
(b)
100,000 100,835
Santander Holdings USA, Inc.
6.342%, (SOFRRATE + 2.138%),
05/31/35
(b)
125,000 131,156
Total 6,449,631
Brokerage/Asset Managers/Exchanges 0.7%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 93,702
Blue Owl Finance LLC
6.250%, 04/18/34 200,000 206,121
CI Financial Corp.
3.200%, 12/17/30 78,000 69,245
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 240,091
Focus Financial Partners LLC
6.750%, 09/15/31
(a)
300,000 306,544
Jane Street Group / JSG Finance, Inc.
6.125%, 11/01/32
(a)
250,000 248,180
7.125%, 04/30/31
(a)
600,000 619,873
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
400,000 385,825
Jefferies Financial Group, Inc.
6.200%, 04/14/34 200,000 208,894
LPL Holdings, Inc.
5.650%, 03/15/35 122,000 122,459
Nasdaq, Inc.
1.650%, 01/15/31 123,000 106,088
Nomura Holdings, Inc.
5.783%, 07/03/34 200,000 207,255
Total 2,814,277
Building Materials 1.3%
Amrize Finance US LLC
5.400%, 04/07/35
(a)
100,000 100,806
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
215,000 198,672
6.375%, 03/01/34
(a)
450,000 456,579
CRH America Finance, Inc.
5.500%, 01/09/35 250,000 255,558
Martin Marietta Materials, Inc.
5.150%, 12/01/34 100,000 100,240
Owens Corning
5.700%, 06/15/34 200,000 207,505
Quikrete Holdings, Inc.
6.375%, 03/01/32
(a)
450,000 461,845
6.750%, 03/01/33
(a)
1,400,000 1,436,130
QXO Building Products, Inc.
6.750%, 04/30/32
(a)
750,000 772,623
Standard Building Solutions, Inc.
6.500%, 08/15/32
(a)
250,000 255,312
Standard Industries, Inc.
3.375%, 01/15/31
(a)
449,000 401,236
Vulcan Materials Co.
5.350%, 12/01/34 100,000 101,460
Total 4,747,966
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cable and Satellite 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
710,000 647,904
4.250%, 01/15/34
(a)
800,000 690,175
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.400%, 04/01/33 435,000 405,072
Connect Finco Sarl / Connect US Finco LLC
9.000%, 09/15/29
(a)
710,000 716,941
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.000%, 02/15/31
(a)
500,000 481,994
Sunrise FinCo I BV
4.875%, 07/15/31
(a)
490,000 462,120
VZ Secured Financing BV
5.000%, 01/15/32
(a)
465,000 409,320
Total 3,813,526
Chemicals 0.6%
Celanese US Holdings LLC
6.750%, 04/15/33 650,000 655,830
6.879%, 07/15/32 200,000 207,052
Cerdia Finanz GmbH
9.375%, 10/03/31
(a)
200,000 209,528
Dow Chemical Co. (The)
5.150%, 02/15/34 311,000 306,013
Eastman Chemical Co.
5.625%, 02/20/34 300,000 305,004
LYB International Finance III LLC
2.250%, 10/01/30 100,000 88,200
NewMarket Corp.
2.700%, 03/18/31 26,000 23,195
Nutrien Ltd.
5.400%, 06/21/34 75,000 75,900
Tronox , Inc.
4.625%, 03/15/29
(a)
450,000 349,016
Total 2,219,738
Construction Machinery 0.7%
Herc Holdings, Inc.
7.250%, 06/15/33
(a)
890,000 922,219
Hertz Corp. (The)
12.625%, 07/15/29
(a)
450,000 470,374
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
599,000 597,114
United Rentals North America, Inc.
3.875%, 02/15/31 885,000 825,936
Total 2,815,643
Consumer Cyclical Services 0.5%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
252,000 241,216
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
300,000 289,181
CBRE Services, Inc.
5.950%, 08/15/34 250,000 263,397
Expedia Group, Inc.
5.400%, 02/15/35 119,000 119,801
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
352,000 339,772
Service Corp International
3.375%, 08/15/30 385,000 350,451
Uber Technologies, Inc.
4.800%, 09/15/34 200,000 196,398
Total 1,800,216

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
4 Columbia Diversified Fixed Income Allocation ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Consumer Products 0.2%
Newell Brands, Inc.
8.500%, 06/01/28
(a)
375,000 393,380
Opal Bidco SAS
6.500%, 03/31/32
(a)
350,000 353,911
Total 747,291
Diversified Manufacturing 0.9%
Carrier Global Corp.
5.900%, 03/15/34 223,000 236,090
Chart Industries, Inc.
7.500%, 01/01/30
(a)
286,000 299,609
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
900,000 918,196
Ingersoll Rand, Inc.
5.450%, 06/15/34 150,000 153,966
5.700%, 08/14/33 250,000 261,169
Regal Rexnord Corp.
6.400%, 04/15/33 200,000 211,634
Trane Technologies Financing Ltd.
5.100%, 06/13/34 250,000 253,523
Vertiv Group Corp.
4.125%, 11/15/28
(a)
300,000 291,647
WESCO Distribution, Inc.
7.250%, 06/15/28
(a)
689,000 698,589
Westinghouse Air Brake Technologies Corp.
5.500%, 05/29/35 200,000 203,694
Total 3,528,117
Electric 2.4%
AES Corp. (The)
2.450%, 01/15/31 170,000 150,238
Alpha Generation LLC
6.750%, 10/15/32
(a)
250,000 255,987
American Electric Power Co., Inc.
5.625%, 03/01/33 150,000 155,581
Arizona Public Service Co.
5.700%, 08/15/34 112,000 115,612
Black Hills Corp.
6.000%, 01/15/35 108,000 112,225
Calpine Corp.
5.000%, 02/01/31
(a)
250,000 247,402
5.125%, 03/15/28
(a)
220,000 218,924
CenterPoint Energy, Inc.
Series B, 6.850%, (US 5 Year CMT
T-Note + 2.946%), 02/15/55
(b)
118,000 123,068
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
410,000 373,978
CMS Energy Corp.
6.500%, (US 5 Year CMT T-Note +
1.961%), 06/01/55
(b)
119,000 120,306
Constellation Energy Generation LLC
6.125%, 01/15/34 250,000 268,887
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 254,000 220,630
5.375%, 11/15/32 290,000 297,549
DTE Energy Co.
5.850%, 06/01/34 240,000 251,030
Duke Energy Corp.
2.450%, 06/01/30 431,000 390,750
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 164,900
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Exelon Corp.
5.300%, 03/15/33 250,000 256,593
Lightning Power LLC
7.250%, 08/15/32
(a)
500,000 523,123
National Grid PLC
5.418%, 01/11/34 350,000 356,586
NextEra Energy Capital Holdings, Inc.
6.375%, (US 5 Year CMT T-Note +
2.053%), 08/15/55
(b)
250,000 256,750
NRG Energy, Inc.
3.625%, 02/15/31
(a)
499,000 456,751
Pacific Gas and Electric Co.
2.500%, 02/01/31 196,000 171,215
4.550%, 07/01/30 165,000 161,750
PacifiCorp
7.375%, (US 5 Year CMT T-Note +
3.319%), 09/15/55
(b)
250,000 255,559
PG&E Corp.
5.000%, 07/01/28 135,000 131,746
5.250%, 07/01/30 475,000 455,057
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 110,000 94,898
Southern Co. (The)
Series A, 3.700%, 04/30/30 189,000 182,190
5.700%, 03/15/34 100,000 104,113
Series 2025, 6.375%, (US 5
Year CMT T-Note + 2.069%),
03/15/55
(b)
100,000 103,591
Talen Energy Supply LLC
8.625%, 06/01/30
(a)
550,000 584,596
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
868,000 863,672
Xcel Energy, Inc.
2.600%, 12/01/29 241,000 222,630
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/31
(a)
130,000 136,371
8.625%, 03/15/33
(a)
250,000 264,701
Total 9,048,959
Environmental 0.1%
GFL Environmental, Inc.
6.750%, 01/15/31
(a)
250,000 259,470
Finance Companies 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 280,000 253,653
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 183,000 162,122
Aon Corp.
2.800%, 05/15/30 64,000 59,320
Apollo Debt Solutions BDC
6.550%, 03/15/32
(a)
250,000 256,293
Ares Capital Corp.
Series ., 5.800%, 03/08/32 250,000 249,558
5.875%, 03/01/29 58,000 59,313
Ares Strategic Income Fund
6.200%, 03/21/32 89,000 90,100
Blackstone Private Credit Fund
6.000%, 11/22/34 250,000 248,372
Blue Owl Credit Income Corp.
6.600%, 09/15/29 91,000 93,574
Bread Financial Holdings, Inc.
9.750%, 03/15/29
(a)
300,000 321,837

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
First American Financial Corp.
4.000%, 05/15/30 100,000 95,192
Freedom Mortgage Holdings LLC
9.250%, 02/01/29
(a)
300,000 313,698
FTAI Aviation Investors LLC
5.500%, 05/01/28
(a)
298,000 298,090
GATX Corp.
4.700%, 04/01/29 86,000 86,414
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(a)
329,000 339,066
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 396,594
Nationstar Mortgage Holdings, Inc.
7.125%, 02/01/32
(a)
231,000 241,244
OneMain Finance Corp.
4.000%, 09/15/30 753,000 688,864
PennyMac Financial Services, Inc.
6.875%, 02/15/33
(a)
505,000 514,630
Rocket Cos., Inc.
6.125%, 08/01/30
(a)
500,000 507,381
6.375%, 08/01/33
(a)
500,000 510,122
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
440,000 426,322
Sixth Street Specialty Lending, Inc.
5.625%, 08/15/30 127,000 127,288
Total 6,339,047
Food and Beverage 1.4%
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
200,000 207,476
Constellation Brands, Inc.
4.900%, 05/01/33 125,000 123,863
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
415,000 417,570
General Mills, Inc.
4.950%, 03/29/33 250,000 249,201
J M Smucker Co. (The)
6.200%, 11/15/33 250,000 267,210
Jbs USA Holding Lux Sarl / Jbs USA Food Co./ Jbs Lux Co. Sarl
6.750%, 03/15/34 300,000 326,137
Keurig Dr Pepper, Inc.
5.300%, 03/15/34 300,000 306,575
Kraft Heinz Foods Co.
5.400%, 03/15/35 201,000 200,199
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
350,000 332,576
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
250,000 240,353
6.125%, 09/15/32
(a)
450,000 457,382
Pilgrim's Pride Corp.
6.250%, 07/01/33 500,000 525,291
Post Holdings, Inc.
6.375%, 03/01/33
(a)
500,000 500,999
SYSCO Corp.
5.400%, 03/23/35 100,000 101,375
The Campbell's Company
5.400%, 03/21/34 250,000 252,503
Tyson Foods, Inc.
5.700%, 03/15/34 100,000 103,271
US Foods, Inc.
4.750%, 02/15/29
(a)
260,000 254,890
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Viking Baked Goods Acquisition Corp.
8.625%, 11/01/31
(a)
305,000 299,107
Total 5,165,978
Gaming 1.2%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
269,000 256,276
Caesars Entertainment, Inc.
6.500%, 02/15/32
(a)
250,000 254,774
7.000%, 02/15/30
(a)
893,000 921,221
Churchill Downs, Inc.
5.750%, 04/01/30
(a)
400,000 399,291
GLP Capital LP / GLP Financing II, Inc.
6.750%, 12/01/33 300,000 320,928
Las Vegas Sands Corp.
6.200%, 08/15/34 60,000 61,511
MGM Resorts International
6.125%, 09/15/29 250,000 253,649
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
446,000 418,234
VICI Properties LP
5.125%, 05/15/32 169,000 168,620
Voyager Parent LLC
9.250%, 07/01/32
(a)
550,000 581,952
Wynn Macau Ltd.
5.625%, 08/26/28
(a)
400,000 395,540
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.125%, 02/15/31
(a)
370,000 393,465
Total 4,425,461
Health Care 2.7%
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
517,000 540,350
Becton Dickinson and Co.
1.957%, 02/11/31 200,000 173,343
Cencora , Inc.
5.125%, 02/15/34 242,000 242,760
Cigna Group (The)
5.250%, 02/15/34 250,000 252,471
CVS Health Corp.
5.250%, 02/21/33 450,000 450,911
DaVita, Inc.
3.750%, 02/15/31
(a)
496,000 449,950
6.875%, 09/01/32
(a)
400,000 411,571
GE HealthCare Technologies, Inc.
5.500%, 06/15/35 100,000 102,100
5.905%, 11/22/32 275,000 292,130
HCA, Inc.
5.500%, 06/01/33 510,000 520,379
Hologic , Inc.
3.250%, 02/15/29
(a)
300,000 284,073
IQVIA, Inc.
6.250%, 06/01/32
(a)
500,000 512,733
Laboratory Corp. of America Holdings
4.800%, 10/01/34 250,000 243,199
LifePoint Health, Inc.
11.000%, 10/15/30
(a)
373,000 410,408
Medline Borrower LP
3.875%, 04/01/29
(a)
1,786,000 1,703,205
5.250%, 10/01/29
(a)
315,000 309,085
Prime Healthcare Services, Inc.
9.375%, 09/01/29
(a)
250,000 248,374

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
6 Columbia Diversified Fixed Income Allocation ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Quest Diagnostics, Inc.
5.000%, 12/15/34 250,000 247,892
Radiology Partners, Inc.
8.500%, 07/15/32
(a)
200,000 202,086
Smith & Nephew PLC
2.032%, 10/14/30 76,000 66,518
Solventum Corp.
5.600%, 03/23/34 301,000 308,877
Star Parent, Inc.
9.000%, 10/01/30
(a)
260,000 273,653
Stryker Corp.
5.200%, 02/10/35 262,000 266,135
Tenet Healthcare Corp.
6.125%, 10/01/28 745,000 745,070
6.125%, 06/15/30 598,000 603,586
Zimmer Biomet Holdings, Inc.
5.200%, 09/15/34 156,000 156,560
Total 10,017,419
Healthcare Insurance 0.1%
Elevance Health, Inc.
4.750%, 02/15/33 220,000 216,834
Humana, Inc.
2.150%, 02/03/32 312,000 261,829
Total 478,663
Healthcare REIT 0.1%
DOC DR LLC
2.625%, 11/01/31 280,000 245,395
Ventas Realty LP
5.000%, 01/15/35 128,000 125,392
Total 370,787
Independent Energy 1.3%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, 10/01/29
(a)
300,000 314,233
California Resources Corp.
8.250%, 06/15/29
(a)
269,000 276,266
Canadian Natural Resources Ltd.
5.400%, 12/15/34
(a)
100,000 99,580
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
290,000 298,569
8.750%, 07/01/31
(a)
594,000 601,382
Coterra Energy, Inc.
5.400%, 02/15/35 200,000 197,222
Devon Energy Corp.
5.200%, 09/15/34 200,000 194,193
Diamondback Energy, Inc.
6.250%, 03/15/33 385,000 409,463
EQT Corp.
4.750%, 01/15/31
(a)
86,000 84,701
6.500%, 07/01/27
(a)
39,000 39,771
Expand Energy Corp.
5.700%, 01/15/35 100,000 101,236
Hilcorp Energy I LP / Hilcorp Finance Co.
7.250%, 02/15/35
(a)
300,000 292,030
Matador Resources Co.
6.500%, 04/15/32
(a)
270,000 270,445
Occidental Petroleum Corp.
6.625%, 09/01/30 302,000 318,745
Permian Resources Operating LLC
6.250%, 02/01/33
(a)
750,000 753,112
Viper Energy Partners LLC
5.700%, 08/01/35 200,000 198,846
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vital Energy, Inc.
7.875%, 04/15/32
(a)
299,000 262,580
Woodside Finance Ltd.
5.100%, 09/12/34 140,000 135,596
6.000%, 05/19/35 175,000 178,730
Total 5,026,700
Leisure 0.6%
Carnival Corp.
5.750%, 03/01/27
(a)
132,000 133,218
5.750%, 08/01/32
(a)
1,325,000 1,333,462
6.000%, 05/01/29
(a)
250,000 252,188
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
293,000 293,731
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's
Wonderland Co.
6.625%, 05/01/32
(a)
250,000 254,702
Total 2,267,301
Life Insurance 0.3%
Athene Holding Ltd.
5.875%, 01/15/34 275,000 283,529
CNO Financial Group, Inc.
6.450%, 06/15/34 83,000 86,489
Corebridge Financial, Inc.
3.900%, 04/05/32 300,000 281,843
Equitable Holdings, Inc.
6.700%, (US 5 Year CMT T-Note +
2.390%), 03/28/55
(b)
113,000 115,082
Globe Life, Inc.
2.150%, 08/15/30 26,000 23,002
MetLife, Inc.
Series G, 6.350%, (US 5 Year CMT
T-Note + 2.078%), 03/15/55
(b)
118,000 121,234
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
200,000 193,859
Reinsurance Group of America, Inc.
6.650%, (US 5 Year CMT T-Note +
2.392%), 09/15/55
(b)
95,000 95,010
Total 1,200,048
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
743,000 669,706
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower
Esc
6.625%, 01/15/32
(a)
630,000 637,622
Hyatt Hotels Corp.
5.750%, 03/30/32 113,000 115,862
Marriott International, Inc.
5.300%, 05/15/34 200,000 201,743
Marriott International, Inc./MD
5.500%, 04/15/37 200,000 199,749
Total 1,824,682
Media and Entertainment 1.9%
AMC Networks, Inc.
10.250%, 01/15/29
(a)
250,000 256,900
AppLovin Corp.
5.500%, 12/01/34 250,000 252,896
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31
(a)
250,000 249,650
7.500%, 03/15/33
(a)
250,000 249,310
7.875%, 04/01/30
(a)
275,000 282,996

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Fox Corp.
6.500%, 10/13/33 250,000 269,883
Gray Media, Inc.
10.500%, 07/15/29
(a)
450,000 486,995
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
350,000 348,900
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
285,000 276,942
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
300,000 295,724
ROBLOX Corp.
3.875%, 05/01/30
(a)
349,000 328,134
RR Donnelley & Sons Co.
9.500%, 08/01/29
(a)
390,000 398,833
Sinclair Television Group, Inc.
8.125%, 02/15/33
(a)
450,000 460,214
Snap, Inc.
6.875%, 03/01/33
(a)
500,000 512,416
Stagwell Global LLC
5.625%, 08/15/29
(a)
400,000 384,615
Univision Communications, Inc.
4.500%, 05/01/29
(a)
554,000 512,729
9.375%, 08/01/32
(a)
400,000 415,056
Warnermedia Holdings, Inc.
4.054%, 03/15/29 425,000 399,873
4.279%, 03/15/32 743,000 625,594
Total 7,007,660
Media Cable 0.6%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,264,000 1,256,359
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
245,000 166,507
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
968,000 922,062
Total 2,344,928
Metals and Mining 0.8%
ArcelorMittal SA
6.800%, 11/29/32 250,000 274,077
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(a)
250,000 250,090
7.000%, 03/15/32
(a)
755,000 736,364
Fortescue Treasury Pty Ltd.
4.375%, 04/01/31
(a)
593,000 556,108
Mineral Resources Ltd.
9.250%, 10/01/28
(a)
200,000 207,796
Newmont Corp.
2.250%, 10/01/30 102,000 92,268
Newmont Corp. / Newcrest Finance Pty Ltd.
5.350%, 03/15/34 100,000 102,297
Steel Dynamics, Inc.
5.250%, 05/15/35 245,000 244,905
Vale Overseas Ltd.
6.125%, 06/12/33 370,000 386,614
Vallourec SACA
7.500%, 04/15/32
(a)
245,000 259,263
Total 3,109,782
Midstream 2.8%
Boardwalk Pipelines LP
3.400%, 02/15/31 60,000 55,400
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cheniere Energy Partners LP
5.750%, 08/15/34 200,000 204,982
5.950%, 06/30/33 350,000 365,268
Cheniere Energy, Inc.
5.650%, 04/15/34 75,000 76,222
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 733,168
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
250,000 260,091
Enbridge, Inc.
5.700%, 03/08/33 500,000 518,101
Energy Transfer LP
6.550%, 12/01/33 440,000 474,860
Kinder Morgan, Inc.
5.400%, 02/01/34 300,000 303,213
Kinetik Holdings LP
5.875%, 06/15/30
(a)
583,000 583,240
6.625%, 12/15/28
(a)
50,000 51,053
MPLX LP
2.650%, 08/15/30 272,000 246,409
5.500%, 06/01/34 150,000 150,284
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
700,000 692,940
ONEOK, Inc.
6.050%, 09/01/33 355,000 372,487
Plains All American Pipeline LP
5.950%, 06/15/35 193,000 198,113
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34
(a)
250,000 246,792
Summit Midstream Holdings LLC
8.625%, 10/31/29
(a)
250,000 254,438
Sunoco LP
6.250%, 07/01/33
(a)
300,000 303,749
Targa Resources Corp.
6.500%, 03/30/34 300,000 322,076
TransCanada PipeLines Ltd.
7.000%, (US 5 Year CMT T-Note +
2.614%), 06/01/65
(b)
89,000 89,570
Venture Global Calcasieu Pass LLC
4.125%, 08/15/31
(a)
970,000 895,745
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
250,000 258,643
9.500%, 02/01/29
(a)
1,300,000 1,417,446
Venture Global Plaquemines LNG LLC
6.750%, 01/15/36
(a)
325,000 334,290
7.500%, 05/01/33
(a)
350,000 377,949
7.750%, 05/01/35
(a)
350,000 383,832
Western Midstream Operating LP
5.450%, 11/15/34 200,000 196,082
Williams Cos., Inc. (The)
2.600%, 03/15/31 280,000 250,067
Total 10,616,510
Natural Gas 0.1%
NiSource, Inc.
5.350%, 04/01/34 150,000 152,278
5.350%, 07/15/35 150,000 150,573
Sempra
5.500%, 08/01/33 250,000 255,587
Total 558,438

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
8 Columbia Diversified Fixed Income Allocation ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Office REIT 0.1%
Boston Properties LP
6.500%, 01/15/34 210,000 224,735
CubeSmart LP
2.000%, 02/15/31 98,000 84,556
Total 309,291
Oil Field Services 0.6%
Crescent Energy Finance LLC
7.375%, 01/15/33
(a)
300,000 287,226
7.625%, 04/01/32
(a)
250,000 244,379
Noble Finance II LLC
8.000%, 04/15/30
(a)
350,000 356,074
Transocean, Inc.
8.750%, 02/15/30
(a)
276,000 286,052
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
160,000 163,570
Valaris Ltd.
8.375%, 04/30/30
(a)
329,000 339,561
Weatherford International Ltd.
8.625%, 04/30/30
(a)
699,000 718,251
Total 2,395,113
Other Financial Institutions 0.1%
HA Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34 119,000 117,909
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 369,623
Total 487,532
Other Industry 0.3%
AECOM
6.000%, 08/01/33
(a)
250,000 252,025
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.000%, 05/21/30
(a)
420,000 432,454
Booz Allen Hamilton, Inc.
5.950%, 04/15/35 156,000 159,539
Coherent Corp.
5.000%, 12/15/29
(a)
266,000 260,275
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 104,198
Total 1,208,491
Other REIT 0.2%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 57,998
Extra Space Storage LP
2.550%, 06/01/31 240,000 212,274
Host Hotels & Resorts LP
5.500%, 04/15/35 200,000 197,174
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, 04/01/32
(a)
300,000 306,490
Total 773,936
Other Utility 0.1%
American Water Capital Corp.
4.450%, 06/01/32 150,000 147,388
Essential Utilities, Inc.
2.704%, 04/15/30 46,000 42,255
Total 189,643
Packaging 0.6%
Amcor Finance USA, Inc.
5.625%, 05/26/33 250,000 259,290
Ball Corp.
2.875%, 08/15/30 366,000 328,868
6.000%, 06/15/29 320,000 325,718
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Berry Global, Inc.
5.650%, 01/15/34 160,000 165,466
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/32
(a)
350,000 358,317
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
805,000 813,623
Total 2,251,282
Paper 0.2%
Mercer International, Inc.
5.125%, 02/01/29 150,000 120,883
Smurfit Kappa Treasury ULC
5.438%, 04/03/34 450,000 460,269
Veritiv Operating Co.
10.500%, 11/30/30
(a)
315,000 341,514
Total 922,666
Pharmaceuticals 1.1%
Amgen, Inc.
5.250%, 03/02/33 652,000 664,836
Biogen, Inc.
5.750%, 05/15/35 100,000 102,734
Cardinal Health, Inc.
5.350%, 11/15/34 250,000 252,754
CVS Health Corp.
7.000%, (US 5 Year CMT T-Note +
2.886%), 03/10/55
(b)
750,000 772,662
Endo Finance Holdings, Inc.
8.500%, 04/15/31
(a)
250,000 266,019
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 352,187
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 567,614
5.125%, 04/30/31
(a)
813,000 703,235
Takeda Pharmaceutical Co. Ltd.
5.300%, 07/05/34 200,000 202,323
Takeda US Financing, Inc.
5.200%, 07/07/35 200,000 199,322
Total 4,083,686
Property & Casualty 1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
250,000 253,372
7.000%, 01/15/31
(a)
450,000 462,653
American International Group, Inc.
5.450%, 05/07/35 100,000 102,128
AON North America, Inc.
5.450%, 03/01/34 300,000 306,702
Arthur J Gallagher & Co.
5.150%, 02/15/35 250,000 248,474
Assurant, Inc.
2.650%, 01/15/32 40,000 34,418
Brown & Brown, Inc.
2.375%, 03/15/31 24,000 21,076
5.550%, 06/23/35 250,000 252,752
CNA Financial Corp.
5.125%, 02/15/34 250,000 248,089
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32 165,000 168,706
6.000%, 12/07/33 200,000 208,274
Fidelity National Financial, Inc.
3.400%, 06/15/30 8,000 7,472

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US
Refinance LLC
7.250%, 02/15/31
(a)
450,000 466,005
HUB International Ltd.
7.250%, 06/15/30
(a)
1,085,000 1,131,594
Markel Group, Inc.
3.350%, 09/17/29 44,000 42,189
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
964,000 996,443
Ryan Specialty LLC
5.875%, 08/01/32
(a)
360,000 361,019
Total 5,311,366
Railroads 0.1%
Norfolk Southern Corp.
3.000%, 03/15/32 250,000 225,882
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 250,000 206,991
Refining 0.2%
HF Sinclair Corp.
6.250%, 01/15/35 200,000 203,607
Marathon Petroleum Corp.
5.700%, 03/01/35 195,000 197,883
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 239,000 230,070
Phillips 66 Co.
3.150%, 12/15/29 120,000 113,441
5.300%, 06/30/33 160,000 161,846
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,943
Total 927,790
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
1,286,000 1,191,511
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29
(a)
300,000 285,092
McDonald's Corp.
4.950%, 08/14/33 192,000 194,607
Starbucks Corp.
4.800%, 02/15/33 250,000 249,466
Yum! Brands, Inc.
3.625%, 03/15/31 302,000 278,324
4.625%, 01/31/32 285,000 272,801
Total 2,471,801
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 86,597
Retail REIT 0.1%
Brixmor Operating Partnership LP
5.500%, 02/15/34 100,000 101,162
Kimco Realty OP LLC
4.600%, 02/01/33 250,000 245,173
NNN REIT, Inc.
5.500%, 06/15/34 100,000 102,000
Total 448,335
Retailers 1.2%
Advance Auto Parts, Inc.
7.000%, 08/01/30
(a)
250,000 251,288
7.375%, 08/01/33
(a)
250,000 251,135
AutoZone, Inc.
4.750%, 02/01/33 100,000 98,534
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
314,000 321,538
Belron UK Finance PLC
5.750%, 10/15/29
(a)
250,000 252,387
Dollar General Corp.
5.450%, 07/05/33 210,000 214,795
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
555,000 539,378
Lowe's Cos., Inc.
5.000%, 04/15/33 240,000 241,613
5.150%, 07/01/33 100,000 101,453
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
500,000 491,062
Rakuten Group, Inc.
9.750%, 04/15/29
(a)
660,000 725,693
11.250%, 02/15/27
(a)
550,000 595,929
Tapestry, Inc.
5.500%, 03/11/35 300,000 301,286
Tractor Supply Co.
5.250%, 05/15/33 200,000 202,962
Total 4,589,053
Ship Building 0.0%
Huntington Ingalls Industries, Inc.
5.749%, 01/15/35 59,000 60,642
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
491,000 463,359
Kroger Co. (The)
5.000%, 09/15/34 300,000 296,510
Total 759,869
Technology 4.9%
Amdocs Ltd.
2.538%, 06/15/30 92,000 83,035
Amentum Holdings, Inc.
7.250%, 08/01/32
(a)
250,000 258,646
Arrow Electronics, Inc.
5.875%, 04/10/34 59,000 60,666
Block, Inc.
3.500%, 06/01/31 679,000 622,456
6.500%, 05/15/32 200,000 205,285
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
740,000 782,378
Broadcom, Inc.
4.926%, 05/15/37
(a)
500,000 482,773
CACI International, Inc.
6.375%, 06/15/33
(a)
500,000 511,808
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 184,014
CGI, Inc.
2.300%, 09/14/31 45,000 38,958
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
146,000 139,802
4.875%, 07/01/29
(a)
500,000 468,966
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,642,000 1,658,394
8.250%, 06/30/32
(a)
500,000 532,522
CoreWeave , Inc.
9.000%, 02/01/31
(a)
500,000 499,120
9.250%, 06/01/30
(a)
700,000 703,557

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
10 Columbia Diversified Fixed Income Allocation ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dell International LLC / EMC Corp.
5.300%, 10/01/29 2,000 2,053
5.400%, 04/15/34 300,000 305,734
Entegris , Inc.
5.950%, 06/15/30
(a)
440,000 443,834
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34 89,000 90,716
Fair Isaac Corp.
6.000%, 05/15/33
(a)
250,000 251,595
Fiserv, Inc.
5.625%, 08/21/33 300,000 308,959
Gen Digital, Inc.
6.250%, 04/01/33
(a)
200,000 203,932
6.750%, 09/30/27
(a)
300,000 305,138
Global Payments, Inc.
5.400%, 08/15/32 200,000 202,534
Hewlett Packard Enterprise Co.
5.000%, 10/15/34 360,000 349,245
HP, Inc.
5.500%, 01/15/33 110,000 111,895
Imola Merger Corp.
4.750%, 05/15/29
(a)
676,000 655,412
Intel Corp.
5.200%, 02/10/33 395,000 395,109
Iron Mountain, Inc.
5.250%, 07/15/30
(a)
867,000 852,143
Keysight Technologies, Inc.
4.950%, 10/15/34 150,000 147,701
Kioxia Holdings Corp.
6.250%, 07/24/30
(a)
250,000 249,137
6.625%, 07/24/33
(a)
250,000 247,842
Kyndryl Holdings, Inc.
3.150%, 10/15/31 242,000 216,793
Leidos , Inc.
2.300%, 02/15/31 60,000 52,554
Marvell Technology, Inc.
5.450%, 07/15/35 150,000 151,278
Micron Technology, Inc.
2.703%, 04/15/32 250,000 216,650
6.050%, 11/01/35 100,000 104,155
Motorola Solutions, Inc.
5.400%, 04/15/34 250,000 254,883
NCR Atleos Corp.
9.500%, 04/01/29
(a)
500,000 541,818
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
822,000 795,672
NetApp, Inc.
5.500%, 03/17/32 155,000 159,137
Oracle Corp.
4.900%, 02/06/33 519,000 517,190
Paychex, Inc.
5.600%, 04/15/35 400,000 411,294
Roper Technologies, Inc.
4.900%, 10/15/34 300,000 294,579
Sensata Technologies BV
4.000%, 04/15/29
(a)
320,000 304,150
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
558,000 576,185
Synopsys, Inc.
5.150%, 04/01/35 500,000 501,470
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
UKG, Inc.
6.875%, 02/01/31
(a)
900,000 924,901
Verisk Analytics, Inc.
5.250%, 06/05/34 158,000 160,369
Workday, Inc.
3.800%, 04/01/32 80,000 75,129
Total 18,613,566
Tobacco 0.1%
Altria Group, Inc.
6.875%, 11/01/33 114,000 126,838
BAT Capital Corp
6.421%, 08/02/33 340,000 368,701
Total 495,539
Transportation Services 0.2%
FedEx Corp.
2.400%, 05/15/31
(a)
325,000 283,740
GXO Logistics, Inc.
2.650%, 07/15/31 100,000 87,251
Rand Parent LLC
8.500%, 02/15/30
(a)
205,000 206,138
Total 577,129
Wireless 1.1%
American Tower Corp.
1.875%, 10/15/30 250,000 216,926
Crown Castle, Inc.
5.800%, 03/01/34 150,000 155,765
Rogers Communications, Inc.
3.800%, 03/15/32 250,000 233,052
5.300%, 02/15/34 250,000 250,319
7.000%, (US 5 Year CMT T-Note +
2.653%), 04/15/55
(b)
150,000 153,558
7.125%, (US 5 Year CMT T-Note +
2.620%), 04/15/55
(b)
500,000 510,152
SBA Communications Corp.
3.125%, 02/01/29 748,000 697,159
3.875%, 02/15/27 172,000 168,936
T-Mobile USA, Inc.
5.200%, 01/15/33 469,000 475,621
Vmed O2 UK Financing I PLC
4.250%, 01/31/31
(a)
200,000 182,372
4.750%, 07/15/31
(a)
684,000 632,375
Vodafone Group PLC
4.125%, (US 5 Year CMT T-Note +
2.767%), 06/04/81
(b)
250,000 230,768
Zegona Finance PLC
8.625%, 07/15/29
(a)
300,000 319,559
Total 4,226,562
Wirelines 1.4%
AT&T, Inc.
5.375%, 08/15/35 100,000 101,271
5.400%, 02/15/34 399,000 407,865
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 249,500
6.875%, (US 5 Year CMT T-Note +
2.390%), 09/15/55
(b)
500,000 510,595
7.000%, (US 5 Year CMT T-Note +
2.363%), 09/15/55
(b)
170,000 172,653
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
816,000 815,579
Iliad Holding SASU
7.000%, 10/15/28
(a)
647,000 656,683

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Level 3 Financing, Inc.
6.875%, 06/30/33
(a)
200,000 202,908
11.000%, 11/15/29
(a)
715,396 812,654
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
726,000 767,015
Verizon Communications, Inc.
4.780%, 02/15/35 400,000 387,735
5.250%, 04/02/35 250,000 250,498
Total 5,334,956
Total Corporate Bonds
(Cost $167,002,380) 167,423,140
Foreign Government Obligations
(c),(d)
  29.6%
Principal
Amount ($) Value ($)
Australia 0.9%
Australia Government Bond
Series 158, 1.250%, 05/21/32 AUD 675,000 366,333
Series 165, 1.750%, 11/21/32 AUD 234,000 129,542
Series 163, 1.000%, 11/21/31 AUD 5,337,000 2,897,117
Total 3,392,992
Brazil 1.5%
Brazilian Government International Bond
6.000%, 10/20/33 1,161,000 1,147,939
6.125%, 03/15/34 500,000 494,700
6.625%, 03/15/35 2,350,000 2,360,094
Petrobras Global Finance BV
6.500%, 07/03/33 1,069,000 1,100,683
6.000%, 01/13/35 300,000 291,100
Total 5,394,516
Canada 0.9%
Canadian Government Bond
3.000%, 06/01/34 CAD 4,513,000 3,168,316
3.250%, 06/01/35 CAD 350,000 249,029
Total 3,417,345
Chile 0.6%
Corp Nacional del Cobre de Chile
Series REGS, 5.950%, 01/08/34 1,505,000 1,535,115
Series REGS, 6.440%, 01/26/36 750,000 784,958
Total 2,320,073
Colombia 1.6%
Colombia Government International Bond
3.125%, 04/15/31 300,000 252,088
7.500%, 02/02/34 2,932,000 2,976,176
Ecopetrol SA
8.875%, 01/13/33 2,936,000 3,083,221
Total 6,311,485
Costa Rica 0.5%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,000,000 2,085,055
Dominican Republic 0.9%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 3,672,000 3,396,186
France 0.9%
French Republic Government Bond OAT
Series OAT, 1.250%, 05/25/34
(a)
EUR 3,523,000 3,427,723
Series OAT, 1.500%, 05/25/31
(a)
EUR – –
Total 3,427,723
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
Series TWIN, 2.300%, 02/15/33 EUR 3,015,000 3,406,163
Guatemala 0.3%
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,250,000 1,279,791
Hungary 0.9%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 1,802,000 1,506,830
Series REGS, 5.500%, 03/26/36 1,820,000 1,760,801
Total 3,267,631
India 0.4%
Export-Import Bank of India
Series REGS, 2.250%, 01/13/31 1,700,000 1,496,879
Indonesia 1.3%
Indonesia Government International Bond
Series REGS, 7.750%, 01/17/38 2,460,000 2,999,153
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 2,000,000 1,996,797
Total 4,995,950
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
Series 31Y, 5.000%, 08/01/34
(a)
EUR 1,043,000 1,349,044
Series 31Y, 4.000%, 02/01/37
(a)
EUR 1,701,000 2,026,807
Total 3,375,851
Ivory Coast 0.5%
Ivory Coast Government International Bond
Series REGS, 8.250%, 01/30/37 1,600,000 1,578,968
Series REGS, 6.125%, 06/15/33 – –
8.075%, 04/01/36 200,000 196,930
Total 1,775,898
Japan 0.9%
Japan Government Ten Year Bond
Series 368, 0.200%, 09/20/32 JPY 249,500,000 1,537,618
Series 366, 0.200%, 03/20/32 JPY 67,000,000 416,432
Series 371, 0.400%, 06/20/33 JPY 234,000,000 1,446,722
Total 3,400,772
Mexico 2.0%
Comision Federalde Electricidad
Series REGS, 6.450%, 01/24/35 1,500,000 1,473,245
Mexico Government International Bond
6.000%, 05/07/36 4,333,000 4,257,650
6.875%, 05/13/37 1,585,000 1,640,656
Total 7,371,551
Morocco 0.9%
Morocco Government International Bond
Series REGS, 6.500%, 09/08/33 1,475,000 1,559,413
OCP SA
Series REGS, 6.750%, 05/02/34 1,700,000 1,770,867
Total 3,330,280
New Zealand 0.9%
New Zealand Government Bond
Series 0531, 1.500%, 05/15/31 NZD 852,000 438,145
Series 0433, 3.500%, 04/14/33 NZD 5,181,000 2,899,933
Total 3,338,078
Norway 0.9%
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 1,780,000 154,093
Series 486, 3.000%, 08/15/33
(a)
NOK 29,270,000 2,666,098
Series 484, 2.125%, 05/18/32
(a)
NOK 6,350,000 554,034
Total 3,374,225
Oman 0.6%
Oman Government International Bond
Series REGS, 6.250%, 01/25/31 1,800,000 1,928,710

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
12 Columbia Diversified Fixed Income Allocation ETF | 2025
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Series REGS, 7.375%, 10/28/32 200,000 230,109
Total 2,158,819
Panama 0.9%
Panama Government International Bond
6.700%, 01/26/36 781,000 783,123
2.252%, 09/29/32 1,975,000 1,511,587
6.400%, 02/14/35 1,200,000 1,179,766
Total 3,474,476
Paraguay 0.3%
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 348,000 345,425
Series REGS, 2.739%, 01/29/33 1,000,000 852,913
Total 1,198,338
Peru 0.7%
Peruvian Government International Bond
3.000%, 01/15/34 2,009,000 1,689,461
5.500%, 03/30/36 1,124,067 1,118,943
Total 2,808,404
Philippines 0.6%
Philippine Government International Bond
9.500%, 02/02/30 822,000 990,563
6.375%, 10/23/34 390,000 429,460
3.950%, 01/20/40 1,200,000 1,038,421
Total 2,458,444
Romania 0.7%
Romanian Government International Bond
Series REGS, 6.375%, 01/30/34 2,000,000 1,992,181
5.750%, 03/24/35 500,000 473,617
Series REGS, 7.125%, 01/17/33 120,000 127,109
Total 2,592,907
Serbia 0.4%
Serbia International Bond
Series REGS, 6.000%, 06/12/34 950,000 966,427
Series REGS, 6.500%, 09/26/33 500,000 528,558
Total 1,494,985
South Africa 0.6%
Republic of South Africa Government
International Bond
Series 12Y, 5.875%, 06/22/30 524,000 520,990
7.100%, 11/19/36 1,700,000 1,685,871
Total 2,206,861
Sweden 0.9%
Sweden Government Bond
Series 1062, 0.125%, 05/12/31 SEK 14,120,000 1,288,355
Series 1065, 1.750%, 11/11/33 SEK 21,460,000 2,101,755
Total 3,390,110
Switzerland 0.9%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,235,000 3,437,713
Turkey 1.0%
Turkiye Government International Bond
Series 10Y, 7.625%, 05/15/34 2,000,000 2,072,880
6.500%, 01/03/35 2,000,000 1,918,915
Total 3,991,795
United Arab Emirates 1.4%
DP World PLC
Series REGS, 6.850%, 07/02/37 2,040,000 2,263,610
Finance Department Government of Sharjah
Series REGS, 6.125%, 03/06/36 1,500,000 1,518,772
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,600,000 1,499,505
Total 5,281,887
United Kingdom 0.9%
United Kingdom Gilt
4.250%, 06/07/32 GBP 2,408,000 3,203,103
0.875%, 07/31/33 GBP 193,000 195,830
Total 3,398,933
Uruguay 0.8%
Uruguay Government International Bond
5.750%, 10/28/34 1,840,000 1,927,401
4.375%, 01/23/31 1,159,000 1,153,913
Total 3,081,314
Uzbekistan 0.3%
Republic of Uzbekistan International Bond
6.900%, 02/28/32 950,000 983,946
Total Foreign Government Obligations
(Cost $112,359,133) 112,117,376
Residential Mortgage-Backed Securities - Agency   15.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 14.3%
4.500%, 08/15/55
(e)
2,460,000 2,333,295
5.000%, 08/15/55
(e)
8,820,000 8,583,604
5.500%, 08/15/55
(e)
16,675,000 16,586,718
6.000%, 08/15/55
(e)
17,230,000 17,468,150
6.500%, 08/15/55
(e)
8,875,000 9,153,784
Total 54,125,551
Federal National Mortgage Association 0.4%
3.500%, 04/01/49 38,333 34,686
3.500%, 08/01/49 111,682 100,978
3.500%, 09/01/49 212,335 191,984
3.500%, 09/01/49 126,519 114,367
3.500%, 10/01/49 133,042 120,249
3.500%, 12/01/49 151,511 136,895
3.500%, 02/01/50 153,180 137,987
4.000%, 09/01/47 163,275 153,369
4.000%, 03/01/48 299,034 281,350
4.000%, 05/01/49 31,694 29,669
Total 1,301,534
Federal Home Loan Mortgage Corporation 0.3%
3.500%, 08/01/47 374,635 342,826
3.500%, 08/01/49 107,921 97,589
3.500%, 09/01/49 130,517 117,994
3.500%, 10/01/49 146,182 131,995
3.500%, 11/01/49 142,217 128,586
3.500%, 02/01/50 159,194 143,659
4.000%, 08/01/49 109,093 102,055
4.000%, 09/01/49 143,465 134,076
Total 1,198,780
Total Residential Mortgage-Backed
Securities - Agency
(Cost $56,904,544) 56,625,865
Treasury Bills   7.9%
Principal
Amount ($) Value ($)
United States 7.9%
U.S. Treasury Bill
4.349%, 09/16/25 10,000,000 9,945,441
4.350%, 11/18/25 10,000,000 9,871,936

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 13
Notes to Portfolio of Investments
Treasury Bills (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.353%, 08/14/25 10,000,000 9,984,583
Total 29,801,960
Total Treasury Bills
(Cost $29,801,770) 29,801,960
U.S. Treasury Obligations   9.9%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.3%
2.750%, 08/15/42 7,006,000 5,301,572
3.000%, 05/15/42 3,960,000 3,127,162
3.250%, 05/15/42 4,810,000 3,935,933
4.125%, 08/15/44 50,000 45,273
4.125%, 08/15/53 2,616,000 2,302,897
4.250%, 02/15/54 2,407,000 2,164,043
4.250%, 08/15/54 1,215,000 1,092,551
4.375%, 08/15/43 1,610,000 1,517,677
4.500%, 02/15/44 1,970,000 1,881,658
4.500%, 11/15/54 1,290,000 1,210,181
4.625%, 11/15/44 250,000 241,914
4.625%, 02/15/55 300,000 287,391
4.750%, 11/15/43 1,000,000 987,188
4.750%, 02/15/45 720,000 707,738
4.750%, 11/15/53 2,102,000 2,051,749
4.750%, 05/15/55 500,000 488,984
5.000%, 05/15/45 250,000 253,633
Total 27,597,544
U.S. Treasury Note 2.6%
3.500%, 02/15/33 828,000 791,387
3.875%, 08/15/33 2,197,000 2,144,135
4.000%, 02/15/34 1,619,000 1,587,632
4.250%, 11/15/34 400,000 397,500
4.250%, 05/15/35 1,200,000 1,189,500
4.375%, 05/15/34 874,000 879,326
4.500%, 11/15/33 1,678,000 1,707,889
4.625%, 02/15/35 1,055,000 1,077,913
Total 9,775,282
Total U.S. Treasury Obligations
(Cost $39,023,649) 37,372,826
Money Market Funds 7.0%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.130%
(f)
26,336,739 26,336,740
Total Money Market Funds
(Cost $26,336,739) 26,336,740
Total Investments in Securities
(Cost $431,428,215) 429,677,907
Other Assets & Liabilities, Net (51,350,249)
Net Assets 378,327,658
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to
$110,903,738, which represents 29.31% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at July 31, 2025.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2025 (Unaudited)
14 Columbia Diversified Fixed Income Allocation ETF | 2025
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

3QT290_10_R01_(09/25)
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